LIABILITIES IN RESPECT OF IIA GRANTS (Narrative) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Liabilities In Respect Of Iia Grants Schedule Of Israeli Innovation Authority Grants Details
Grants received net of royalties	$ 13,356
Amortized cost of grants received	$ 7,437